Preferred Stock Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Preferred Stock Warrants Disclosure [Abstract]
Summary of Preferred stock warrants outstanding
The following table summarizes the outstanding warrants to purchase shares of preferred stock and the corresponding exercise price as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020	Exercise Price	Expiration Date
Series C preferred stock warrants	729,572	729,572	$0.514	August 31, 2028
Series C preferred stock warrants	389,105	—	$0.514	March 19, 2031

The following table summarizes the outstanding preferred stock warrants and the corresponding exercise price as of December 31, 2020 and 2019:

	December 31,
	2020	2019	Exercise Price	Expiration Date
Series C preferred stock warrants	729,572	729,572	$0.514	August 31, 2028